Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Concentration Risk [Line Items]
Total	$ 325,347
Time Charters
Concentration Risk [Line Items]
Within 1 year	182,546
In the second year	62,218
In the third year	45,734
In the fourth year	15,987
Thereafter	$ 18,862